Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2050 Fund	May 30, 2024
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.97%
Past 5 years	10.83%
Since Inception	8.01%	[1]
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.34%
Past 5 years	9.57%
Since Inception	7.00%	[1]
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.14%
Past 5 years	8.32%
Since Inception	6.18%	[1]
Fidelity Freedom Index 2050 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.00%
Since Inception	10.17%	[2]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.11%
F1909
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	8.11%

[1]	A From June 24, 2015 .
[2]	B From June 24, 2020 .